CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income (loss)	$ 693	$ 724	$ (225)
Less: loss (income) from discontinued operations, net of tax	76	(91)	732
Income from continuing operations	769	633	507
Depreciation of property, plant and equipment	172	156	161
Amortization of intangibles and other assets	53	42	42
Deferred income tax (benefit) provision	(8)	27	18
Stock-based employee compensation expense	53	49	46
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	106	102	98
Goodwill impairment charges	0	0	46
Amortization of pension and postretirement benefit plans net loss and prior service cost	59	48	67
Amortization of bond discounts and deferred debt issue costs (included in interest expense)	6	8	8
Gain on sale of property, plant and equipment	(31)	(5)	0
Loss related to business divestitures	0	0	31
Other non-cash items	9	17	(3)
Changes in operating assets and liabilities, excluding amounts from acquisitions, divestitures, and discontinued operations:
Billed receivables	(18)	1	61
Contracts in process	(70)	26	6
Inventories	(69)	22	(38)
Other assets	(13)	29	(27)
Accounts payable, trade	99	(5)	(27)
Accrued employment costs	28	10	35
Accrued expenses	32	(6)	23
Advance payments and billings in excess of costs incurred	13	(73)	(7)
Income taxes	(39)	33	(9)
Other current liabilities	(42)	(20)	3
Pension and postretirement benefits	(48)	(57)	(8)
All other operating activities	(76)	(15)	2
Net cash from operating activities from continuing operations	985	1,022	1,035
Investing activities:
Business acquisitions, net of cash acquired	(316)	(388)	(320)
Proceeds from the sale of businesses, net of closing date cash balances	18	561	318
Capital expenditures	(224)	(210)	(195)
Dispositions of property, plant and equipment	74	21	3
Other investing activities	(5)	6	4
Net cash used in investing activities from continuing operations	(453)	(10)	(190)
Financing activities:
Proceeds from sale of senior notes	0	547	0
Repurchases, redemptions and maturities of senior notes	0	(856)	(297)
Borrowings under revolving credit facility	1,328	819	1,194
Repayments of borrowings under revolving credit facility	(1,328)	(819)	(1,194)
Common stock repurchased	(180)	(373)	(740)
Dividends paid	(236)	(220)	(214)
Proceeds from exercise of stock options	46	53	48
Proceeds from employee stock purchase plan	32	31	34
Debt issue costs	0	(10)	0
Repurchases of common stock to satisfy tax withholding obligations	(18)	(21)	(33)
Other financing activities	(10)	(7)	(3)
Net cash used in financing activities from continuing operations	(366)	(856)	(1,205)
Effect of foreign currency exchange rate changes on cash and cash equivalents	20	(13)	(19)
Net cash from (used in) discontinued operations:
Operating activities	117	19	90
Investing activities	(4)	(6)	(7)
Net cash from discontinued operations	113	13	83
Change in cash balance in assets held for sale	0	0	61
Net increase (decrease) in cash and cash equivalents	299	156	(235)
Cash and cash equivalents, beginning of the year	363	207	442
Cash and cash equivalents, end of the year	$ 662	$ 363	$ 207